STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
STOCK-BASED COMPENSATION

NOTE 14—STOCK-BASED COMPENSATION

Equity instruments are measured at fair value on the grant date. Stock-based compensation expense is generally recognized on a straight-line basis over the requisite service periods of the awards. Compensation expense is based on awards we expect to ultimately vest. Therefore, we have reduced compensation expense for estimated forfeitures based on our historical forfeiture rates. Our estimate of forfeitures is determined at the grant date and is revised if our actual forfeiture rate is materially different from our estimate.

Total compensation expense recognized is as follows:

	2016	2015	2014
	(In thousands)
Restricted stock awards (“RSAs”) and restricted stock units (“RSUs”)	$15,746	$14,395	$14,417
Performance shares and performance units	6,888	1,428	352
Stock options	46	770	1,747
Total	$22,680	$16,593	$16,516

The components of the total gross unrecognized estimated compensation expense for equity awards and their expected remaining weighted-average periods for expense recognition are as follows:

	Amount (In thousands)	Weighted-Average Period (years)
RSUs and RSAs	$17,603	1.8
Performance shares and performance units(1)	258	0.3
	$17,861

(1)	Excludes performance shares and performance units accounted for as liability awards.

Stock Plans

2016 McDermott International, Inc. Long-Term Incentive Plan

In April 2016, our stockholders approved the 2016 McDermott International, Inc. Long-Term Incentive Plan (the “2016 LTIP”). Members of the Board of Directors, officers, employees and consultants are eligible to participate in the 2016 LTIP. The Compensation Committee of our Board of Directors selects the participants for the 2016 LTIP. The 2016 LTIP provides for a number of forms of stock-based compensation, including incentive and non-qualified stock options, restricted stock, restricted stock units and performance shares and performance share units, subject to satisfaction of specific performance goals. As part of the approval of the 2016 LTIP, 12 million shares were approved for issuance in connection with awards made under the plan.  In addition, shares of our common stock approved for issuance pursuant to the prior long-term incentive plans described below, and which had not been made subject to awards as of the April 29, 2016 effective date of the 2016 LTIP, are available for awards under the 2016 LTIP.  As provided in the 2016 LTIP, following the April 29, 2016 approval of the 2016 LTIP by our stockholders, no additional grants may be made pursuant to those prior long-term incentive plans.  Also, if an award under the 2016 LTIP or either of the prior plans expires or is terminated, cancelled or forfeited, the shares of our common stock associated with the expired, terminated, cancelled or forfeited award will again be available for awards under the 2016 LTIP.  Further, the 2016 LTIP contains a provision that MDR common stock tendered by a participant or withheld as full or partial payment of withholding taxes related to the vesting or settlement of awards (other than options)  shall become available again for issuance.

2014 McDermott International, Inc. Long-Term Incentive Plan

In May 2014, our stockholders approved the 2014 McDermott International, Inc. Long-Term Incentive Plan (the “2014 LTIP”). Members of the Board of Directors, officers, employees and consultants were eligible to participate in the 2014 LTIP. The Compensation Committee of our Board of Directors selected the participants for the 2014 LTIP. The 2014 LTIP provided for a number of forms of stock-based compensation, including incentive and non-qualified stock options, restricted stock, restricted stock units and performance shares and performance share units, subject to satisfaction of specific performance goals. Shares approved under the 2009 McDermott International, Inc. Long-Term Incentive Plan (the “2009 LTIP”) that were not awarded as of the date of approval of the 2014 LTIP, or shares that were subject to awards that were cancelled, terminated, forfeited, expired or settled in cash in lieu of shares, were available for issuance under the 2014 LTIP. As part of the approval of the 2014 LTIP, 6.6 million additional shares were approved for issuance. We no longer issue awards under the 2014 LTIP.

2009 McDermott International, Inc. Long-Term Incentive Plan

We no longer issue awards under the 2009 LTIP. Members of the Board of Directors, executive officers and key employees were eligible to participate in the 2009 LTIP. The Compensation Committee of our Board of Directors selected the participants for the 2009 LTIP. The 2009 LTIP provided for a number of forms of stock-based compensation, including incentive and non-qualified stock options, restricted stock, restricted stock units and performance shares and performance units, subject to satisfaction of specific performance goals. Shares approved under the 2001 Directors and Officers Long-Term Incentive Plan (the “2001 LTIP”) that were not awarded as of the date of approval of the 2009 LTIP, or shares that were subject to awards that were cancelled, terminated, forfeited, expired or settled in cash in lieu of shares, were available for issuance under the 2009 LTIP. As part of the approval of the 2009 LTIP, 9 million shares were authorized for issuance. Options to purchase shares were granted at the fair market value (closing trading price) on the date of grant, became exercisable at such time or times as determined when granted and expired not more than seven years after the date of grant.

MDR’s equity award agreements under the 2016, 2014 and 2009 LTIPs provide that amounts that the Company is required to withhold on behalf of participants for federal or state income taxes upon the vesting of restricted stock units, performance shares or performance units will be satisfied by withholding shares of MDR common stock having an aggregate fair market value equal to but not exceeding the amount of such required tax withholding.  Such transactions under the 2016, 2014 and 2009 LTIP are accounted for as purchases of the shares by the Company, and are included in the ordinary shares roll-forward in Note 17, Stockholders’ Equity.

Stock Options

There were no stock options granted in 2016, 2015 or 2014.

The following table summarizes stock options activity during 2016 (share data in thousands):

	Number of Option Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term
Outstanding at beginning of period	2,896	$12.76
Cancelled/expired/forfeited	(721)	8.65
Outstanding at end of period(1)	2,175	$14.13	1.94 years

(1)	All remaining outstanding options were vested prior to December 31, 2016.

There were no stock options exercised during 2016. The total intrinsic value of stock options exercised during 2015 and 2014 was $0.3 million and $0.9 million, respectively. The intrinsic value is calculated as the total number of option shares multiplied by the excess of the closing price of our common stock on the last trading day over the exercise price of the options. This amount changes based on the fair market value of our common stock. Had all option holders exercised their options on December 31, 2016, the aggregate intrinsic value of the options would have been negative, as their exercise price is higher than closing price of our common stock on December 31, 2016. The total estimated fair value of shares vested during 2016, 2015 and 2014 was $1 million, $3 million and $4 million, respectively.

RSUs and RSAs

RSUs and RSAs and changes during 2016 were as follows (share data in thousands):

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested at beginning of period	6,689	$5.15
Granted	3,876	3.28
Vested	(3,524)	5.78
Cancelled/forfeited	(868)	3.86
Nonvested at end of period	6,173	$3.80

There were no tax benefits realized related to RSUs and RSAs that lapsed or vested during 2016, 2015 and 2014.

Performance Shares

Nonvested performance share awards and changes during 2016 were as follows (share data in thousands):

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested at beginning of period	2,590	$6.71
Granted	1,582	3.22
Cancelled/forfeited	(711)	10.22
Nonvested at end of period	3,461	$4.39

In February 2016 and March 2015, we issued performance unit awards totaling 1,553,134 and 1,774,770 shares, respectively, which were classified as liability awards. Compensation cost for liability awards is re-measured at each reporting period and is recognized as expense over the applicable service period. The remaining weighted-average vesting period for these performance units is 1.8 years.